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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Zweig Advisers, LLC
                 -------------------------------
   Address:      900 Third Ave.
                 -------------------------------
                 New York, NY 10022
                 -------------------------------

Form 13F File Number: 28-2621
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARC BALTUCH
         -------------------------------
Title:   CHIEF COMPL. OFFICER
         -------------------------------
Phone:   212-451-1100
         -------------------------------

Signature, Place, and Date of Signing:

   /s/  Marc Baltuch                New York, New York   May 6, 2011
   -------------------------------  ------------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
    NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      1
                                        --------------------

Form 13F Information Table Entry Total:                66
                                        --------------------

Form 13F Information Table Value Total:          $ 534935
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-2621                      EUCLID ADVISORS LLC
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------------- --------- --------- ---------------------- ------------ ---------- ----------------------
                                                     VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
------------------------- --------------- --------- --------- --------- ----- ------ ------------ ---------- ------- -------- ------
ALASKA AIR GROUP INC                       11659109   7546980   119000               (a)sole      n/a        (a)sole
ALCOA INC                                  13817101   9901650   561000               (a)sole      n/a        (a)sole
ALTRIA GROUP INC                          02209S103  11921740   458000               (a)sole      n/a        (a)sole
AMAZON.COM INC                             23135106   8646240    48000               (a)sole      n/a        (a)sole
AMKOR TECHNOLOGY INC                       31652100   6874800  1020000               (a)sole      n/a        (a)sole
APPLE INC                                  37833100   7840125    22500               (a)sole      n/a        (a)sole
AT&T INC                                  00206R102   2019600    66000               (a)sole      n/a        (a)sole
AUTOZONE INC                               53332102   7933240    29000               (a)sole      n/a        (a)sole
BANK OF AMERICA CORP                       60505104   7918020   594000               (a)sole      n/a        (a)sole
BEST BUY CO INC                            86516101  10770000   375000               (a)sole      n/a        (a)sole
BIOGEN IDEC INC                           09062X103   8366460   114000               (a)sole      n/a        (a)sole
BRISTOL-MYERS SQUIBB CO                   110122108   1902960    72000               (a)sole      n/a        (a)sole
CATERPILLAR INC                           149123101  11469050   103000               (a)sole      n/a        (a)sole
CENTURYLINK INC                           156700106   1745100    42000               (a)sole      n/a        (a)sole
CHESAPEAKE ENERGY CORP                    165167107   8715200   260000               (a)sole      n/a        (a)sole
CHEVRON CORP                              166764100  12354450   115000               (a)sole      n/a        (a)sole
CITIGROUP INC                             172967101   8371480  1894000               (a)sole      n/a        (a)sole
CLIFFS NATURAL RESOURCES
 INC                                      18683K101   4914000    50000               (a)sole      n/a        (a)sole
COMCAST CORP-CLASS A                      20030N101  10332960   418000               (a)sole      n/a        (a)sole
CONOCOPHILLIPS                            20825C104  12857460   161000               (a)sole      n/a        (a)sole
CORNING INC                               219350105   9304130   451000               (a)sole      n/a        (a)sole
CUMMINS INC                               231021106  10304280    94000               (a)sole      n/a        (a)sole
DARDEN RESTAURANTS INC                    237194105   9973390   203000               (a)sole      n/a        (a)sole
DREYFUS-CS MG-IN                          26188J206  29951331 29951331               (a)sole      n/a        (a)sole
DRYSHIPS INC                              Y2109Q101   6558750  1325000               (a)sole      n/a        (a)sole
DU PONT (E.I.) DE
 NEMOURS                                  263534109  11873520   216000               (a)sole      n/a        (a)sole
DUKE ENERGY CORP                          26441C105   1887600   104000               (a)sole      n/a        (a)sole
EL PASO CORP                              28336L109   7902000   439000               (a)sole      n/a        (a)sole
ELI LILLY & CO                            532457108   1899180    54000               (a)sole      n/a        (a)sole
FIRSTENERGY CORP                          337932107   1780320    48000               (a)sole      n/a        (a)sole
FOSTER WHEELER AG                         H27178104   8088300   215000               (a)sole      n/a        (a)sole
FREEPORT-MCMORAN COPPER                   35671D857  10221200   184000               (a)sole      n/a        (a)sole
GILEAD SCIENCES INC                       375558103   8106040   191000               (a)sole      n/a        (a)sole
GOLDMAN SACHS GROUP INC                   38141G104   8557380    54000               (a)sole      n/a        (a)sole
HALLIBURTON CO                            406216101  10815280   217000               (a)sole      n/a        (a)sole
HCP INC                                   40414L109   1934940    51000               (a)sole      n/a        (a)sole
HEWLETT-PACKARD CO                        428236103   9750860   238000               (a)sole      n/a        (a)sole
HJ HEINZ CO                               423074103   1855160    38000               (a)sole      n/a        (a)sole
INTEL CORP                                458140100  12041490   597000               (a)sole      n/a        (a)sole
INTL BUSINESS MACHINES
 CORP                                     459200101  10110340    62000               (a)sole      n/a        (a)sole
KIMBERLY-CLARK CORP                       494368103   1892830    29000               (a)sole      n/a        (a)sole
L-3 COMMUNICATIONS
 HOLDINGS                                 502424104  10101990   129000               (a)sole      n/a        (a)sole
LEGGETT & PLATT INC                       524660107   1984500    81000               (a)sole      n/a        (a)sole
LOCKHEED MARTIN CORP                      539830109   2010000    25000               (a)sole      n/a        (a)sole
LULULEMON ATHLETICA INC                   550021109   9261200   104000               (a)sole      n/a        (a)sole
MASSEY ENERGY CO                          576206106   9502040   139000               (a)sole      n/a        (a)sole
MCDONALD'S CORP                           580135101  10956960   144000               (a)sole      n/a        (a)sole
MEADWESTVACO CORP                         583334107   2062440    68000               (a)sole      n/a        (a)sole
MONSANTO CO                               61166W101   9610580   133000               (a)sole      n/a        (a)sole
NEW YORK COMMUNITY
 BANCORP                                  649445103   1743260   101000               (a)sole      n/a        (a)sole
NUCOR CORP                                670346105  10492560   228000               (a)sole      n/a        (a)sole
OCCIDENTAL PETROLEUM
 CORP                                     674599105   9926550    95000               (a)sole      n/a        (a)sole
PAYCHEX INC                               704326107   1818880    58000               (a)sole      n/a        (a)sole
PEPSICO INC                               713448108   9661500   150000               (a)sole      n/a        (a)sole
PETROLEO BRASILEIRO
 S.A.-ADR                                 71654V408   9784060   242000               (a)sole      n/a        (a)sole
POTASH CORP OF
 SASKATCHEWAN                             73755L107   8309130   141000               (a)sole      n/a        (a)sole
QUALCOMM INC                              747525103   9321100   170000               (a)sole      n/a        (a)sole
RESEARCH IN MOTION                        760975102   6731830   119000               (a)sole      n/a        (a)sole
SANDISK CORP                              80004C101   6821320   148000               (a)sole      n/a        (a)sole
TEMPLETON DRAGON FUND
 INC                                      88018T101   7998000   258000               (a)sole      n/a        (a)sole
TOTAL SA-SPON ADR                         89151E109   2012010    33000               (a)sole      n/a        (a)sole
UNION PACIFIC CORP                        907818108   9144690    93000               (a)sole      n/a        (a)sole
UNITED CONTINENTAL
 HOLDINGS                                 910047109   8115470   353000               (a)sole      n/a        (a)sole
UNITEDHEALTH GROUP INC                    91324P102   9763200   216000               (a)sole      n/a        (a)sole
VERIZON COMMUNICATIONS
 INC                                      92343V104  12217180   317000               (a)sole      n/a        (a)sole
VISA INC-CLASS A SHARES                   92826C839   8834400   120000               (a)sole      n/a        (a)sole
WILLIAMS COS INC                          969457100   9541080   306000               (a)sole      n/a        (a)sole
                                                    534935766